SUBSEQUENT EVENTS (Details Narrative) - RADA Technologies LLC shares from ZASE Technologies LLC [Member] - Subsequent Event [Member] $ in Thousands	1 Months Ended
Jul. 31, 2019 USD ($)
Subsequent Event [Line Items]
Percentage of remaining shares purchased by RADA Sensors	25.00%
Total consideration by RADA Sensors	$ 500